Shareholder's Equity - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Impact of the U.S. corporate tax rate change on AOCI	$ 0
Components of accumulated other comprehensive income
Cash capital contributions from parent	0	$ 15	$ 0
Non-cash capital contributions from parent	14	30	24
Net of tax unrealized gains (losses) related to credit-only impaired securities	42	$ 34	$ 33
Accounting Standards Update 2018-02 | Tax Cuts and Jobs Act of 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Impact of the U.S. corporate tax rate change on AOCI	$ 99